Offerings - Offering: 1	May 26, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value, issuable under the First Busey Corporation Second Amended 2020 Equity Incentive Plan
Amount Registered | shares	2,100,000	[1]
Proposed Maximum Offering Price per Unit | $ / shares	26.50	[2]
Maximum Aggregate Offering Price	$ 55,650,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,685.27
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 shall also cover any additional shares of common stock, $0.001 par value (the "Common Stock") of First Busey Corporation (the "Registrant") that may become issuable under the First Busey Corporation Second Amended 2020 Equity Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization, reclassification, merger, split-up, reorganization, consolidation or other capital adjustment effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock.
2.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based upon the average of the high and low prices of shares of Common Stock as reported on the Nasdaq Global Select Market on May 20, 2026.

[1]	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 shall also cover any additional shares of common stock, $0.001 par value (the "Common Stock") of First Busey Corporation (the "Registrant") that may become issuable under the First Busey Corporation Second Amended 2020 Equity Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization, reclassification, merger, split-up, reorganization, consolidation or other capital adjustment effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock.
[2]	Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based upon the average of the high and low prices of shares of Common Stock as reported on the Nasdaq Global Select Market on May 20, 2026.